DERIVATIVE INSTRUMENTS - Schedule of Offsetting Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Derivative assets:
Gross amount of derivative instruments	$ 1,679	$ 444
Gross amounts offset in the statements of financial position	(59)	(102)
Net amount presented on the statements of financial position	1,620	342
Collateral (received) pledged in cash	(1,587)	(209)
Collateral (received) pledged in invested assets	(21)	(17)
Exposure net of collateral	12	116
Derivative liabilities:
Gross amount of derivative instruments	(73)	(114)
Gross amounts offset in the statements of financial position2	59	102
Net amount presented on the statements of financial position	(14)	(12)
Collateral (received) pledged in cash	3	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	(11)	(12)
Collaterals held in cash and invested assets that are excess collateral	52	4
Equity-indexed options
Derivative assets:
Gross amount of derivative instruments	1,619	322
Gross amounts offset in the statements of financial position	(8)	0
Net amount presented on the statements of financial position	1,611	322
Collateral (received) pledged in cash	(1,587)	(209)
Collateral (received) pledged in invested assets	(21)	(17)
Exposure net of collateral	3	96
Derivative liabilities:
Gross amount of derivative instruments	(8)
Gross amounts offset in the statements of financial position2	8
Net amount presented on the statements of financial position	0
Collateral (received) pledged in cash	0
Collateral (received) pledged in invested assets	0
Exposure net of collateral	0
Foreign exchange forwards
Derivative assets:
Gross amount of derivative instruments	11	16
Gross amounts offset in the statements of financial position	(7)	(4)
Net amount presented on the statements of financial position	4	12
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	4	12
Derivative liabilities:
Gross amount of derivative instruments	(18)	(8)
Gross amounts offset in the statements of financial position2	7	4
Net amount presented on the statements of financial position	(11)	(4)
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	(11)	(4)
Bond futures
Derivative assets:
Gross amount of derivative instruments	10	65
Gross amounts offset in the statements of financial position	(10)	(65)
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	0
Derivative liabilities:
Gross amount of derivative instruments	(13)	(73)
Gross amounts offset in the statements of financial position2	10	65
Net amount presented on the statements of financial position	(3)	(8)
Collateral (received) pledged in cash	3	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	(8)
Cross currency swaps
Derivative assets:
Gross amount of derivative instruments	12	12
Gross amounts offset in the statements of financial position	(12)	(12)
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	0
Derivative liabilities:
Gross amount of derivative instruments	(12)	(12)
Gross amounts offset in the statements of financial position2	12	12
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	0
Interest rate swaps
Derivative assets:
Gross amount of derivative instruments	27	29
Gross amounts offset in the statements of financial position	(22)	(21)
Net amount presented on the statements of financial position	5	8
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	5	8
Derivative liabilities:
Gross amount of derivative instruments	(22)	(21)
Gross amounts offset in the statements of financial position2	22	21
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	$ 0	$ 0